CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Total comprehensive loss	$ (13,349)	$ (6,462)	$ (5,385)	[1]
Adjustments to profit or loss items:
Depreciation and amortization	558	560	438
Depreciation of leased systems	976	1,126	1,180
Impairment and disposal	816	1,295	1,061
Withdrawal of lease due to termination of contract			(5)
Finance expenses, net	351	1,420	319
Cost of share-based payment	1,474	1,893	799
Income taxes	315	43	237
Total adjustments to reconcile loss	4,490	6,337	4,029
Changes in asset and liability items:
Increase in inventory	(3,595)
Increase in trade receivables	1,456	(849)	(7)
Increase in other accounts receivable	(403)	(1,226)	(97)
Increase (decrease) in trade payables		289	(552)
Increase in other accounts payable	298	815	515
Increase in deferred revenues and other liabilities	790	2,039	320
Total changes in asset and liability	(1,454)	1,068	179
Cash paid and received during the year for:
Interest paid	(46)	(62)	(71)
Interest received	1,042	17	61
Income taxes paid	(443)	(14)	(249)
Total cash paid and received during the year	553	(59)	(259)
Net cash provided by (used in) operating activities	(9,760)	884	(1,436)
Cash flows from investing activities:
Proceeds from (purchase of) disposal of property and equipment and system components, net	1,936	(2,238)	(2,470)
Withdrawal of (investment in) short-term deposits, net	40,254	(40,000)
investment in long-term deposits, net	(21)	22	5
Net cash used in investing activities	42,169	(42,216)	(2,465)
Cash flows from financing activities:
Receipt of government grants	15	492	42
Repayment of liability in respect of research and development grants	(977)	(761)	(655)
Repayment of lease liability	(533)	(475)	(417)
Issuance of share capital, net	(52)	42,260
Net cash provided by (used in) financing activities	(1,547)	41,516	(1,030)
Exchange rate differences on cash and cash equivalents	(202)	(224)	218
Increase (decrease) in cash and cash equivalents	30,660	(40)	(4,713)
Cash and cash equivalents at the beginning of the year	16,921	16,961	21,674
Cash and cash equivalents at the end of the year	47,581	16,921	16,961
(a) Significant non-cash transactions:
Purchase of property and equipment on credit			23
Recognition of new lease liability and right-of-use	301	587	48
Termination of lease liability and right of-use		$ (64)	$ (51)

[1]	Computation of diluted loss per share did not include potential ordinary shares that would result from conversion of outstanding options and warrants, since their conversion has anti-dilutive effect.